Label	Element	Value
SEXTANT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks long-term capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies, and at times may be out of favor with investors. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions. The Fund also tends to favor growth stocks, which tend to trade based on future earnings expectations, and may be more volatile than slower-growing value stocks, especially when market expectations are not met.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart presents the calendar year total returns of the Fund's Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.sextantfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2 2020	25.45%
Worst Quarter	Q2 2022	-17.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2022
SEXTANT GROWTH FUND | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareowner Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	$ 103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	$ 1,236
2013	rr_AnnualReturn2013	30.29%
2014	rr_AnnualReturn2014	13.32%
2015	rr_AnnualReturn2015	(2.15%)
2016	rr_AnnualReturn2016	(0.46%)
2017	rr_AnnualReturn2017	22.36%
2018	rr_AnnualReturn2018	0.42%
2019	rr_AnnualReturn2019	36.38%
2020	rr_AnnualReturn2020	30.48%
2021	rr_AnnualReturn2021	22.99%
2022	rr_AnnualReturn2022	(25.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.73%)
Label	rr_AverageAnnualReturnLabel	SSGFX
1 Year	rr_AverageAnnualReturnYear01	(25.26%)
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	11.20%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.69%	[2]
SEXTANT GROWTH FUND | Z Shares
Risk/Return:	rr_RiskReturnAbstract
Shareowner Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	$ 954
Label	rr_AverageAnnualReturnLabel	SGZFX
1 Year	rr_AverageAnnualReturnYear01	(25.07%)
5 Years	rr_AverageAnnualReturnYear05	10.72%
10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.14%	[3]
SEXTANT GROWTH FUND | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.68%)
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	9.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.12%	[2]
SEXTANT GROWTH FUND | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.67%)
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.10%	[2]
SEXTANT GROWTH FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.42%	[3]

[1]	Effective March 31, 2023, the management fee paid to Saturna Capital Corporation, the Fund's adviser, for providing services to the Fund is 0.50% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a base fee at an annual rate of 0.50% of the Fund's average net assets and a positive or negative performance adjustment of up to an annual rate of 0.20% (applied to the average assets at the end of each month), resulting in a total minimum fee of 0.30% and a total maximum fee of 0.70%. The average monthly management fee for the year ended November 30, 2022 was 0.70% (annual rate).
[2]	Sextant Growth Fund Investor Shares began operations April 1, 1987.
[3]	Sextant Growth Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the S&P 500 Index is shown since this date.